Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Noncurrent [Abstract]
Summary of Other Long-Term Liabilities

Other long-term liabilities consisted of the following:

	December 31, 2021	December 31, 2020
Non-current operating lease liabilities	148	142
Contingent consideration on business combinations	70	123
Deferred consideration	—	20
Other long-term employee benefits	90	97
Long-term liability related to public funding	44	42
Others	64	64
Total	416	488